Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	DRIL-QUIP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	6401 N. Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	713
Local Phone Number	939-7711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $.01 par value per share
Trading Symbol	DRQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K that Dril-Quip, Inc. (the “Company”) filed with the Securities and Exchange Commission on September 2, 2021.
Entity Central Index Key	0001042893
Amendment Flag	true